LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2023	2024
	in USD thousands				in USD thousands				in USD thousands
Composition in 2024
Property	2,097	239	785	1,551	970	379	539	810	1,127	741
Motor vehicles	368	88	-	456	80	150	-	230	288	226
	2,465	327	785	2,007	1,050	529	539	1040	1,415	967

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2024
Property	1,556	239	-	208	(23)	571	1,409
Motor vehicles	262	88	-	32	(8)	180	194
	1,818	327	-	240	(31)	751	1,603

Schedule of Minimum Future Rental Payments
Year	Property	Motor vehicles	Total
	in USD thousands
2025	569	146	715
2026	286	61	347
2027	300	13	313
2028-2030	751	-	751
	1,906	220	2,126